Organization, Basis of Presentation and Use of Estimates - Schedule of Assets, Liabilities, and Net Assets of VIEs (Detail) In Thousands, unless otherwise specified	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Sep. 30, 2014 VIEs [Member] USD ($)	Sep. 30, 2014 VIEs [Member] CNY	Dec. 31, 2013 VIEs [Member] USD ($)	Dec. 31, 2013 VIEs [Member] CNY	Dec. 31, 2012 VIEs [Member] CNY
Variable Interest Entity [Line Items]
Current assets	$ 387,064	2,375,796	$ 313,736	1,899,265	786,192	$ 111,967	687,253	$ 95,401	577,529	467,689
Non-current assets	264,820	1,625,465	266,562	1,613,685	1,593,481	261,630	1,605,887	265,409	1,606,709	1,591,626
Total assets	651,884	4,001,261	580,298	3,512,950	2,379,673	373,597	2,293,140	360,810	2,184,238	2,059,315
Current liabilities	110,536	678,466	130,469	789,818	336,292	88,201	541,378	81,555	493,710	418,471
Non-current liabilities	86,029	528,051	84,373	510,768	485,406	5,248	32,215	5,463	33,069	23,033
Total liabilities	196,565	1,206,517	214,842	1,300,586	821,698	93,449	573,593	87,018	526,779	441,504
Net assets						$ 280,148	1,719,547	$ 273,792	1,657,459	1,617,811